Segmented information - Schedule of segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING SEGMENT RESULTS
Gold revenues	$ 707.7	$ 612.7
Copper revenues	198.5	160.3
Silver revenues	18.3	13.5
Total revenues	924.5	786.5
Operating expenses	436.3	450.4
Depreciation and depletion	247.5	234.2
Revenue less cost of goods sold	240.7	101.9
Corporate administration	24.9	24.5
Share-based payment expenses	13.7	5.4
Exploration and business development	19.8	10.2
Earnings from operations	182.3	61.8
Finance income	6.9	7.5
Finance costs	(17.1)	(13.2)
Other losses	88.9	115.3
Earnings (loss) before taxes	83.2	(59.2)
BC Exploration tax credit received	3.2
Other
OPERATING SEGMENT RESULTS
Gold revenues	0.0	0.0
Copper revenues	0.0	0.0
Silver revenues	0.0	0.0
Total revenues	0.0	0.0
Operating expenses	0.0	0.0
Depreciation and depletion	0.0	0.0
Revenue less cost of goods sold	0.0	0.0
Corporate administration	24.9	24.5
Share-based payment expenses	13.7	5.4
Exploration and business development	(2.0)	0.8
Earnings from operations	(36.6)	(30.7)
Intersegment amounts
OPERATING SEGMENT RESULTS
Total revenues	0.0	0.0
Rainy River | Operating segments
OPERATING SEGMENT RESULTS
Gold revenues	551.1	494.3
Copper revenues	0.0	0.0
Silver revenues	14.7	11.1
Total revenues	565.8	505.4
Operating expenses	275.6	284.7
Depreciation and depletion	175.4	166.9
Revenue less cost of goods sold	114.8	53.8
Corporate administration	0.0	0.0
Share-based payment expenses	0.0	0.0
Exploration and business development	9.1	0.2
Earnings from operations	105.7	53.6
New Afton | Operating segments
OPERATING SEGMENT RESULTS
Gold revenues	156.6	118.4
Copper revenues	198.5	160.3
Silver revenues	3.6	2.4
Total revenues	358.7	281.1
Operating expenses	160.7	165.7
Depreciation and depletion	72.1	67.3
Revenue less cost of goods sold	125.9	48.1
Corporate administration	0.0	0.0
Share-based payment expenses	0.0	0.0
Exploration and business development	12.7	9.2
Earnings from operations	$ 113.2	$ 38.9